Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 250	$ 563	$ 1,015	$ 1,116
Deferred Tax Expense (Recovery)	(46)	(2)	(124)	(416)
Tax Expense (Recovery) From Continuing Operations	204	561	891	700
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	184	484	830	941
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	0	4	2	4
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	57	68	157	152
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 9	$ 7	$ 26	$ 19